Dec. 23, 2025
Truth Social American Icons ETF
Investment Objectives

The investment objective of the Truth Social American Icons Index ETF (the "Fund") is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Icons Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.65%
Distribution (12b-1) and Service Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.65%

[1]  Under the Investment Advisory Agreement, Yorkville America Equities, LLC (the "Adviser"), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

[2]  Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
Truth Social American Icons ETF	$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

Overview

The Fund seeks to replicate, before fees and expenses, the performance of the Truth SocialTM – Yorkville American Icons Index (the "Underling Index"). The Fund employs a full replication strategy. Under this approach, the Fund generally will hold all of the securities that comprise the Underlying Index, in substantially the same proportion as they are represented in the Underlying Index. This means that the Fund's portfolio is expected to consist of each Index constituent, and that the weight of each security in the Fund will approximate its Index weight. The Underlying Index employs a modified free-float (i.e., the amount of outstanding shares available for trading by the general public without restriction) adjusted market capitalization weighting methodology, which includes issuer-specific caps designed to limit exposure to individual constituents and promote diversification. The Fund will seek to replicate the Underlying Index's weighting methodology in constructing and maintaining its portfolio.

Information About the Truth SocialTM – Yorkville American Icons Index

The Truth SocialTM – Yorkville American Icons Index is designed to track the performance of leading United States-listed companies that represent the American economy and lifestyle. For initial inclusion in the Underlying

Index, companies must derive at least 33% of revenues or assets from the United States (25% for existing constituents in the Underlying Index) and be engaged in consumer-oriented industries recognized for iconic American brands. Companies must either be classified within specific Refinitiv Business Classification activities, including airlines, automotive manufacturing, apparel and accessories, restaurants, beverages, broadcasting, household products, personal products, supermarkets, retailers, and related sectors. The Underlying Index excludes limited partnerships, and American Depositary Receipts.

The 1792 Exchange is a nonprofit organization that publishes information regarding corporate policies and practices that it characterizes as relating to "Corporate Bias Risk." Its analysis is based on six publicly disclosed criteria, including whether a company: (i) has denied service to customers, suppliers, or vendors based on political or religious beliefs or has engaged in corporate boycotts, divestment, or sanctions involving particular regions, groups, or industries; (ii) maintains charitable-giving policies, including employee-matching programs, that differentiate among organizations based on political or religious viewpoints; (iii) maintains employment policies that do not expressly protect against discrimination based on political affiliation, political viewpoints, or religion; (iv) uses its corporate reputation to support causes the organization identifies as ideological; (v) allocates corporate funds to support policies or initiatives characterized by the organization as ideological; or (vi) makes corporate political contributions for purposes the organization identifies as non-business related. Based on its evaluation across these criteria, the 1792 Exchange assigns companies ratings that are published as informational outputs of its methodology.

The Underlying Index does not use the 1792 Exchange's overall "risk ratings" in determining the Underlying Index eligibility or constituent selection. Instead, the Underlying Index utilizes certain factual, binary indicators that relate to the following specific corporate activities identified by the organization:

•  DEI Quotas – Whether the issuer incorporates hiring or human-resources quotas tied to Diversity, Equity, and Inclusion initiatives.

•  CEI Participation – Whether the issuer participates in the Corporate Equality Index survey administered by the Human Rights Campaign.

•  Abortion Travel Benefits – Whether the issuer provides employee benefits that cover travel or lodging in connection with abortion services.

•  Funding of Non-Business Causes – Whether the issuer provides funding to organizations associated with transgender issues, racial-justice initiatives, censorship-related issues, or environmental-justice initiatives.

•  Cancellation – Whether the issuer has terminated relationships with customers, suppliers, or vendors due to political or religious beliefs, or has engaged in boycotts, divestment, or sanctions involving particular regions, groups, or industries.

•  Transgender Coverage – Whether the issuer provides employee benefits that include coverage for transgender-related medical care.

The Underlying Index excludes companies that violate five of the six activities described above. If the 1792 Exchange has not collected information on a specific criterion for a company, the methodology treats the company as having no disqualifying information on that specific criterion. The Underlying Index applies the 1792 Exchange's screening only if data exists for the specific criterion. Companies for which certain of the criterion are not covered by the 1792 Exchange are eligible for inclusion in the Underlying Index, and missing data is assumed not to disqualify inclusion in the Underlying Index.

New constituents must have a full market capitalization exceeding $15,000,000,000 (U.S. dollars), a free-float factor of at least 10%, an average daily trading volume of at least $1,000,000 (U.S. dollars) in both the current quarter and the two previous quarters, and at least 250,000 shares traded per month during the last six months. Existing constituents may remain with a market capitalization exceeding $7,500,000,000 (U.S. dollars), a free-float factor of at least 5%, and an average daily trading volume of at least $200,000 (U.S. dollars) in at least two of the last three quarters. The Underlying Index employs a modified free-float adjusted market capitalization weighting methodology with a fundamental tilt. Weights are based on free-float market capitalization adjusted by Winsorized Final Scores derived from dividend yield, free cash flow yield, and free cash flow return on invested capital. Caps are applied as follows: the largest constituent at 8%, the second-largest at 7.5%, the third at 7%, the fourth at 6.5%, the fifth at 6%, the sixth at 5.5%, the seventh at 5%, and all remaining constituents at 4.5%. Automobile manufacturers, personal care products, gas stations, and tobacco companies are also capped at 4.5%. The Underlying Index is reviewed and reconstituted semi-annually in June and December. It is also updated quarterly in March and September to reflect changes in shares outstanding and free-float factors. The Underlying

Index is calculated and disseminated in real time during U.S. trading hours and is published as both a price return index and a total return net index.

Implementation of the Fund's Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the Underlying Index. The Underlying Index is designed to track the performance of leading U.S.-listed companies that define the American economic landscape and lifestyle.

Although the Fund intends to replicate the Underlying Index as closely as possible, there may be circumstances in which full replication is not practicable or may result in inefficiencies, such as during periods of illiquidity or corporate actions. In these cases, the Adviser may use optimization techniques, sampling strategies, or temporary substitutes, while still maintaining substantial exposure to the Underlying Index as a whole. As a result, the Fund's performance may not perfectly track that of the Underlying Index. Tracking error may occur due to transaction costs, bid-ask spreads, corporate actions affecting Underlying Index securities, changes in the Fund's expenses, or operational factors such as cash flows into and out of the Fund. The Adviser seeks to minimize tracking error through diligent portfolio management practices.

The Fund is a passively managed investment vehicle and does not seek to outperform the Underlying Index or take defensive positions in declining markets. Instead, the Fund's strategy is to provide investment results that, before fees and expenses, closely correspond to the performance of the Underlying Index over time.

In addition to holding securities included in the Underlying Index, the Fund may invest its remaining assets in cash, cash equivalents, or other short-term instruments, such as U.S. Treasury bills, repurchase agreements, and money market instruments, in order to manage liquidity needs and meet redemption obligations.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There is no guarantee that the Fund's investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (201) 985-8300.